John Hancock
ESG International Equity Fund
Quarterly portfolio holdings 1/31/2021

Fund’s investments
As of 1-31-21 (unaudited)
	Shares	Value
Common stocks 97.9%		$79,725,188
(Cost $58,708,565)
Australia 1.6%		1,309,038
Macquarie Group, Ltd.	13,126	1,309,038
Belgium 1.7%		1,346,999
Umicore SA	23,782	1,346,999
Brazil 2.3%		1,858,138
Itau Unibanco Holding SA, ADR	195,593	1,020,995
Pagseguro Digital, Ltd., Class A (A)	17,102	837,143
Canada 1.5%		1,259,816
Canadian Pacific Railway, Ltd.	3,747	1,259,816
China 9.8%		8,004,895
Alibaba Group Holding, Ltd., ADR (A)	11,714	2,973,363
BYD Company, Ltd., H Shares	54,500	1,646,098
Ping An Insurance Group Company of China, Ltd., H Shares	154,800	1,823,201
Xinyi Solar Holdings, Ltd.	714,000	1,562,233
Denmark 4.5%		3,663,951
Novo Nordisk A/S, B Shares	12,657	881,791
Orsted A/S (B)	6,043	1,147,729
Vestas Wind Systems A/S	7,612	1,634,431
Finland 1.3%		1,065,165
Sampo OYJ, A Shares	25,336	1,065,165
France 6.5%		5,258,743
Air Liquide SA	5,243	857,476
AXA SA	61,487	1,362,204
Schneider Electric SE	9,928	1,453,068
Valeo SA	24,790	922,858
Worldline SA (A)(B)	7,845	663,137
Germany 8.3%		6,749,613
adidas AG (A)	3,771	1,195,703
Deutsche Telekom AG	62,270	1,107,319
Infineon Technologies AG	42,629	1,707,869
SAP SE	14,923	1,893,548
Vonovia SE	12,658	845,174
Hong Kong 3.2%		2,629,358
AIA Group, Ltd.	109,200	1,316,598
Hang Lung Properties, Ltd.	494,000	1,312,760
India 2.0%		1,617,636
HDFC Bank, Ltd., ADR (A)	22,436	1,617,636
Indonesia 1.9%		1,558,704
Bank Rakyat Indonesia Persero Tbk PT	5,257,597	1,558,704
Ireland 1.6%		1,265,467
Kerry Group PLC, Class A	9,325	1,265,467
Japan 15.1%		12,301,810
Daikin Industries, Ltd.	7,000	1,477,927
Hoya Corp.	11,420	1,461,234
Keyence Corp.	1,700	912,698
2	JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Nippon Telegraph & Telephone Corp.	46,700	$1,167,211
ORIX Corp.	97,500	1,564,475
Recruit Holdings Company, Ltd.	18,899	822,058
Shimano, Inc.	4,200	984,786
Shiseido Company, Ltd.	13,000	843,954
Sundrug Company, Ltd.	19,100	757,775
TDK Corp.	7,000	1,131,844
Yamaha Corp.	20,900	1,177,848
Netherlands 1.4%		1,178,299
ING Groep NV (A)	132,522	1,178,299
Russia 1.7%		1,360,353
Yandex NV, Class A (A)	21,717	1,360,353
South Africa 2.2%		1,820,099
Naspers, Ltd., N Shares	7,868	1,820,099
South Korea 5.8%		4,738,395
LG Chem, Ltd.	2,130	1,737,341
LG Household & Health Care, Ltd.	796	1,108,082
SK Hynix, Inc.	17,338	1,892,972
Sweden 2.7%		2,210,699
Atlas Copco AB, B Shares	24,563	1,150,040
Essity AB, B Shares	33,207	1,060,659
Switzerland 4.0%		3,221,718
Novartis AG	14,378	1,301,859
Roche Holding AG	5,563	1,919,859
Taiwan 5.4%		4,429,274
Delta Electronics, Inc.	142,000	1,429,310
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	24,687	2,999,964
Thailand 2.2%		1,777,179
Advanced Info Service PCL	118,400	679,079
Kasikornbank PCL	261,100	1,098,100
United Kingdom 11.2%		9,099,839
Barratt Developments PLC (A)	136,325	1,187,240
Croda International PLC	12,447	1,069,425
Dechra Pharmaceuticals PLC	16,798	828,056
DS Smith PLC (A)	201,565	1,000,482
Ferguson PLC	11,181	1,298,207
GlaxoSmithKline PLC, ADR	28,930	1,077,643
Spirax-Sarco Engineering PLC	5,101	771,219
Unilever PLC	32,128	1,867,567

Total investments (Cost $58,708,565) 97.9%	$79,725,188
Other assets and liabilities, net 2.1%	1,740,747
Total net assets 100.0%	$81,465,935

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND	3

The fund had the following sector composition as a percentage of net assets on 1-31-21:
Information technology	18.3%
Financials	18.3%
Consumer discretionary	14.7%
Industrials	12.1%
Health care	9.2%
Consumer staples	8.6%
Materials	7.4%
Communication services	5.3%
Real estate	2.6%
Utilities	1.4%
Other assets and liabilities, net	2.1%
TOTAL	100.0%
4	JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of January 31, 2021, by major security category or type:
	Total value at 1-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Australia	$1,309,038	—	$1,309,038	—
Belgium	1,346,999	—	1,346,999	—
Brazil	1,858,138	$1,858,138	—	—
Canada	1,259,816	1,259,816	—	—
China	8,004,895	2,973,363	5,031,532	—
Denmark	3,663,951	—	3,663,951	—
Finland	1,065,165	—	1,065,165	—
France	5,258,743	—	5,258,743	—
Germany	6,749,613	—	6,749,613	—
Hong Kong	2,629,358	—	2,629,358	—
India	1,617,636	1,617,636	—	—
Indonesia	1,558,704	—	1,558,704	—
Ireland	1,265,467	—	1,265,467	—
Japan	12,301,810	—	12,301,810	—
Netherlands	1,178,299	—	1,178,299	—
Russia	1,360,353	1,360,353	—	—
South Africa	1,820,099	—	1,820,099	—
South Korea	4,738,395	—	4,738,395	—
Sweden	2,210,699	—	2,210,699	—
|	5

	Total value at 1-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Switzerland	$3,221,718	—	$3,221,718	—
Taiwan	4,429,274	$2,999,964	1,429,310	—
Thailand	1,777,179	—	1,777,179	—
United Kingdom	9,099,839	1,077,643	8,022,196	—
Total investments in securities	$79,725,188	$13,146,913	$66,578,275	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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